Events After the Reporting Period	6 Months Ended
Jun. 30, 2021
Events After the Reporting Period
Events After the Reporting Period

Note 7. Events After the Reporting Period

Commencement of research laboratory facility

On October 23, 2020, we entered into a lease agreement for 518 square meters of laboratory space in Hørsholm, Denmark commencing on August 13, 2021 for a term of 10 years with a subsequent 12-month cancellation notice period.

The initial monthly payment for this laboratory space is expected to be between $16,000 and $18,000 and throughout the term, the lease is subject to annual increases ranging from two to four percent on the annualized lease payment amount.